Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Estimated Fair Values of Entity's Financial Instruments

The following table presents the fair values of financial instruments recorded at fair value across the levels of the fair value hierarchy. The table does not include assets and liabilities that are not considered financial instruments.

		As at December 31, 2017		As at December 31, 2016
	Hierarchy Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$81,818	$81,818	$106,553	$106,553
Short-term investments	1	1,236	1,236	1,154	1,154
Restricted short-term investments	1	3,500	3,500	-	-
Loan receivable	2	-	-	1,766	1,766
Derivative financial instrument	2	13	13	-	-
Long-term debt	2	516	516	-	-
Contingent considerations	3	4,474	4,474	-	-
Patent finance obligations	3	4,090	4,090	23,147	23,147